SUPPLEMENT DATED DECEMBER 6, 2012

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2012

1.	The information in “The Funds Summary Section” for the Government Fund under the heading “Portfolio Manager” on page 7 is deleted in its entirety and is replaced with the following:

Portfolio Manager: Clark D. Wagner, Director of Fixed Income, serves as Co-Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1995.

Rodwell Chadehumbe has served as Co-Portfolio Manager of the Fund since December 2012.

2.
The information in the “Fund Management In Greater Detail” section on page 81 related to Clark Wagner in the sixth paragraph is replaced and the information related to Rodwell Chadehumbe is added on page 81 after the seventh paragraph as follows:

Mr. Wagner has served as Director of Fixed Income since 2001.  He serves as Co-Portfolio Manager of the Government Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1995. He also serves as Co-Portfolio Manager of the Investment Grade Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2007.  He also serves as a Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Rodwell Chadehumbe has served as Co-Portfolio Manager of the Government Fund since December 2012 and serves as Co-Portfolio Manager for other First Investors Funds.  Prior to joining FIMCO in 2012, Mr. Chadehumbe served as Portfolio Manager at Fifth Third Asset Management, Inc. (2008-2012) and at Fifth Third Private Bank (2006-2008).

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Please retain this Supplement for future reference.

IEP1212

SUPPLEMENT DATED DECEMBER 6, 2012

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2012

1.
The information in the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2011” on page I-10 related to Rodwell Chadehumbe is added as follows:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 20111
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Rodwell Chadehumbe: Government	Other Registered Investment Companies	2	$57.1	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

    1 On December 3, 2012, Mr. Chadehumbe began serving as Co-Portfolio Manager of the Government Fund and the chart above reflects the most recent available information as of the close of business dated December 3, 2012.

2.
The information in the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2011” on page I-13 related to Rodwell Chadehumbe is added as follows:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 20112
FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Rodwell Chadehumbe	Government Fund	None

    2 The information for Mr. Chadehumbe is as of December 3, 2012.

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Please retain this Supplement for future reference.

IFSAI1212